Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Schedule of intangible assets

								Total	Total
							Total	internally	intangible
					Software		acquired	developed	assets
		Market	Customer	Editorial	and		intangible	intangible	excluding
		related	related	content	technology	Other	assets	assets	goodwill
	Goodwill	£m	£m	£m	£m	£m	£m	£m	£m
COST
As at 1 January 2021	7,224	2,391	1,750	614	688	2,381	7,824	3,251	11,075
Acquisitions	131	11	78	11	51	5	156	–	156
Additions	–	–	–	–	–	–	–	310	310
Disposals and other	(3)	(2)	2	(7)	–	(23)	(30)	(19)	(49)
Exchange translation differences	14	15	10	2	1	(13)	15	(31)	(16)
At 1 January 2022	7,366	2,415	1,840	620	740	2,350	7,965	3,511	11,476
Acquisitions	269	18	43	27	37	–	125	–	125
Additions	–	–	–	–	–	–	–	402	402
Disposals and other	–	(2)	(4)	–	–	(9)	(15)	(84)	(99)
Exchange translation differences	753	268	197	43	68	177	753	291	1,044
At 31 December 2022	8,388	2,699	2,076	690	845	2,518	8,828	4,120	12,948

ACCUMULATED AMORTISATION
As at 1 January 2021	–	1,323	1,054	514	414	2,338	5,643	2,007	7,650
Charge for the year*	–	109	79	39	54	16	297	295	592
Disposals and other	–	(2)	(6)	1	–	(23)	(30)	(19)	(49)
Exchange translation differences	–	8	5	2	(1)	(12)	2	(23)	(21)
At 1 January 2022	–	1,438	1,132	556	467	2,319	5,912	2,260	8,172
Charge for the year*	–	121	78	29	53	13	294	309	603
Disposals and other	–	(2)	(4)	(5)	5	(9)	(15)	(78)	(93)
Exchange translation differences	–	161	126	37	47	177	548	194	742
At 31 December 2022	–	1,718	1,332	617	572	2,500	6,739	2,685	9,424

NET BOOK AMOUNT
At 31 December 2021	7,366	977	708	64	273	31	2,053	1,251	3,304
At 31 December 2022	8,388	981	744	73	273	18	2,089	1,435	3,524

*

Includes impairments of acquired intangible assets of £1m (2021: £13m; 2020: £42m in Legal and £23m in Exhibitions) and an impairment of internally developed intangible assets of £13m in Exhibitions (2021:nil; 2020: £29m). Refer to note 2 for further detail on the exceptional costs in Exhibitions in 2020.

Schedule of breakdown of goodwill into cash generating units

GOODWILL	2021	2022
	£m	£m
Risk	3,675	4,167
Scientific, Technical & Medical	1,683	2,015
Legal	1,406	1,572
Exhibitions	602	634
Total	7,366	8,388

Schedule of key assumptions used for each group of cash generating units

The key assumptions used for each group of CGUs are disclosed below:

KEY ASSUMPTIONS	2021		2022
		Nominal		Nominal
	Pre-tax	long-term	Pre-tax	long-term
	discount	market	discount	market
	rate	growth rate	rate	growth rate
Risk	9.8%	3%	11.2%	4%
Scientific, Technical & Medical	9.1%	3%	10.5%	3%
Legal	9.9%	2%	10.9%	3%
Exhibitions	11.7%	3%	13.0%	4%